QB2 Advances from SMM/SC - Schedule of Amounts Outstanding (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
QB advances from SMM/SC		$ 3,904		$ 4,531
Face Value
Disclosure of detailed information about borrowings [line items]
QB advances from SMM/SC	$ 2,872		$ 3,181
QB project financing facility (b)
Disclosure of detailed information about borrowings [line items]
QB advances from SMM/SC		2,197		2,719
QB project financing facility (b) | SSM/SC
Disclosure of detailed information about borrowings [line items]
QB advances from SMM/SC		4,745		4,483
QB project financing facility (b) | Face Value
Disclosure of detailed information about borrowings [line items]
QB advances from SMM/SC	1,618		1,912
QB project financing facility (b) | Face Value | SSM/SC
Disclosure of detailed information about borrowings [line items]
QB advances from SMM/SC	$ 3,485		$ 3,136
QB project financing facility (b) | At fair value | SSM/SC
Disclosure of detailed information about borrowings [line items]
QB advances from SMM/SC		$ 4,958		$ 4,707